SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2021	Apr. 15, 2021
Commitments and Contingencies Disclosure [Abstract]
2022	$ 38,136
2023	38,136
2024	38,136
2025	38,136
2026	38,136
Thereafter	12,712
Total	203,392
Less: amount representing interest	(44,941)
Total	$ 158,451	$ 172,974